Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$24,114,596.71	0.1182088	$-	-	$24,114,596.71
Class A-2 Notes	$313,000,000.00	1.0000000	$312,423,590.29	0.9981584	$576,409.71
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$820,114,596.71	0.8201146	$795,423,590.29	0.7954236	$24,691,006.42

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	54.18		53.27
Pool Receivables Balance	$880,280,561.95		$854,134,851.92
Remaining Number of Receivables	54,232		53,525

Adjusted Pool Balance	$840,316,956.11		$815,625,949.69

III. COLLECTIONS

Principal:
Principal Collections	$25,399,807.01
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$411,717.05
Total Principal Collections	$25,811,524.06

Interest:
Interest Collections	$3,274,327.67
Late Fees & Other Charges	$37,567.06
Interest on Repurchase Principal	$-
Total Interest Collections	$3,311,894.73

Collection Account Interest	$3,658.10
Reserve Account Interest	$724.44
Servicer Advances	$-

Total Collections	$29,127,801.33

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$29,127,801.33
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$34,178,391.18
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$733,567.13		$733,567.13	$733,567.13
Collection Account Interest					$3,658.10
Late Fees & Other Charges					$37,567.06
Total due to Servicer					$774,792.29

2. Class A Noteholders Interest:
Class A-1 Notes		$4,989.31		$4,989.31
Class A-2 Notes		$153,891.67		$153,891.67
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$550,266.40		$550,266.40	$550,266.40

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$27,578,261.72

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$24,691,006.42

		Distributable Amount		Paid Amount
Class A-1 Notes				$24,114,596.71
Class A-2 Notes				$576,409.71
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$24,691,006.42		$24,691,006.42
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$24,691,006.42		$24,691,006.42

10. Available Amounts Remaining to Reserve Account					2,887,255.30

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,887,255.30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$39,963,605.84
Beginning Period Amount	$39,963,605.84
Current Period Amortization	$1,454,703.61
Ending Period Required Amount	$38,508,902.23
Ending Period Amount	$38,508,902.23
Next Distribution Date Amount	$37,080,298.68

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2011
Distribution Date	12/15/11
Transaction Month	6
30/360 Days	30
Actual/360 Days	30

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$2,887,255.30
Current Period Release to Depositor	$2,887,255.30
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.40%	2.48%	2.48%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.90%	52,936	98.83%	$844,145,936.47
30 - 60 Days	0.81%	433	0.87%	$7,425,105.42
61 - 90 Days	0.26%	138	0.27%	$2,290,965.96
91 + Days	0.03%	18	0.03%	$272,844.07
		53,525		$854,134,851.92
Total
Delinquent Receivables 61 + days past due	0.29%	156	0.30%	$2,563,810.03
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	104	0.19%	$1,698,606.81
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	107	0.19%	$1,764,296.81
Three-Month Average Delinquency Ratio	0.23%		0.23%

Repossession in Current Period		34		$605,219.88
Repossession Inventory		49		$474,867.90

Charge-Offs
Gross Principal of Charge-Off for Current Period				$745,903.02
Recoveries				$(411,717.05)
Net Charge-offs for Current Period				$334,185.97

Beginning Pool Balance for Current Period				$880,280,561.95

Net Loss Ratio				0.46%
Net Loss Ratio for 1st Preceding Collection Period				0.42%
Net Loss Ratio for 2nd Preceding Collection Period				0.39%
Three-Month Average Net Loss Ratio for Current Period				0.42%

Cumulative Net Losses for All Periods				$1,787,900.71
Cumulative Net Losses as a % of Initial Pool Balance				0.17%

Principal Balance of Extensions				$4,115,221.46
Number of Extensions				209

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